BORROWINGS AND FINANCING (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings And Financing
Opening balance	R$ 32,507,522	R$ 35,270,653
New debts	20,248,223	12,915,332
Repayment	(10,782,858)	(17,639,178)	R$ (6,448,658)
Payments of charges	(2,315,586)	(2,137,782)
Accrued charges (note 29)	2,595,011	2,140,961
Acquisition of Elizabeth		372,123
Consolidation of companies	81,978
Others	(1,415,548)	1,585,413
Closing balance	R$ 40,918,742	R$ 32,507,522	R$ 35,270,653